Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Share Capital	Capital Reserve	Treasury Shares	Share-based Compensation Reserve	Foreign Exchange Translation Deficit	Hedging Reserve	Retained Earnings
Beginning balance at Dec. 31, 2022	$ 87,109	$ 0	$ 63,723	$ (348)	$ 4,411	$ (7,075)	$ 0	$ 26,398
Transactions with owners of the Company
Issue of ordinary shares , net of issuance costs	10,216	0	10,216
Treasury shares acquired	(2,759)			(2,759)
Share-based payment expense	3,124				3,124
Exercise of options	106		201		(95)
Share options expired	0		26		(26)
Total transactions with owners of the Company	10,687	0	10,443	(2,759)	3,003			0
Net income (loss)	18,260							18,260
Other comprehensive income
Exchange differences on translating foreign currencies	2,868					2,868
Other comprehensive income (loss) for the year, net of tax	2,868
Total comprehensive (loss) income for the year attributable to the shareholders	21,128					2,868		18,260
Ending balance at Dec. 31, 2023	118,924	0	74,166	(3,107)	7,414	(4,207)	0	44,658
Transactions with owners of the Company
Issue of ordinary shares , net of issuance costs	696		696
Treasury shares acquired	(26,891)			(26,891)
Share-based payment expense	4,499				4,499
Exercise of options	1,886		2,887		(1,001)
Exercise of warrants			84		(84)
Share options expired	0		204		(204)
Total transactions with owners of the Company	(19,810)	0	3,871	(26,891)	3,210	0	0	0
Net income (loss)	30,679							30,679
Other comprehensive income
Exchange differences on translating foreign currencies	(6,605)					(6,605)
Cash flow hedge - effective portion of changes in fair value (net of related tax)	0
Hedging gains and losses transferred to profit or loss (net of related tax)	0
Other comprehensive income (loss) for the year, net of tax	(6,605)
Total comprehensive (loss) income for the year attributable to the shareholders	24,074					(6,605)		30,679
Ending balance at Dec. 31, 2024	123,188	0	78,037	(29,998)	10,624	(10,812)	0	75,337
Transactions with owners of the Company
Issue of ordinary shares , net of issuance costs	10,924		12,345		(1,421)
Treasury shares acquired	(5,578)			(5,578)
Share-based payment expense	6,385				6,385
Exercise of options	243		368		(125)
Share options expired	0		13		(13)
Total transactions with owners of the Company	11,974	0	12,726	(5,578)	4,826	0	0	0
Net income (loss)	(32,930)							(32,930)
Other comprehensive income
Exchange differences on translating foreign currencies	5,587					5,587
Cash flow hedge - effective portion of changes in fair value (net of related tax)	(2,010)						(2,010)
Hedging gains and losses transferred to profit or loss (net of related tax)	2,146						2,146
Other comprehensive income (loss) for the year, net of tax	5,723					5,587	136
Total comprehensive (loss) income for the year attributable to the shareholders	(27,207)					5,587	136	(32,930)
Ending balance at Dec. 31, 2025	$ 107,955	$ 0	$ 90,763	$ (35,576)	$ 15,450	$ (5,225)	$ 136	$ 42,407